RIGHT-OF-USE ASSETS & LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Schedule of Information related to operating and finance leases

Information related to operating and finance leases is as follows:

	December 31, 2021		December 31, 2020
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted average discount rate	12.66%	11.76%	11.19%	14.85%
Weighted average remaining lease term	14.01 yrs	2.81 yrs	10.94 yrs	4.00 yrs

Schedule of contractual undiscounted cash flows for lease obligations

The maturity of the contractual undiscounted lease liabilities as of December 31, 2021, are as follows:

	Operating Leases	Finance Leases	Total
2022	$20,572,720	$5,301,840	$25,874,560
2023	20,969,868	5,248,585	26,218,453
2024	20,501,183	3,755,537	24,256,720
2025	19,900,712	316,545	20,217,257
2026	19,250,040	40,221	19,290,261
2027 and beyond	189,752,775	—	189,752,775
Total undiscounted lease liabilities	$290,947,298	$14,662,728	$305,610,026
Impact of discounting	(198,984,593)	(2,071,066)	(201,055,659)
Total present value of minimum lease payments	$91,962,705	$12,591,662	$104,554,367

Schedule of payments related to capitalized leases

Payments related to capitalized leases during the years ended December 31, 2021 and 2020, are as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Lease liabilities - operating
Lease liabilities - operating expense, COGS	$4,818,319	$684,418
Lease liabilities - operating expense, G&A	8,517,965	2,083,580
Lease liabilities - finance
Amortization of right-of-use assets, COGS	1,049,787	17,040
Amortization of right-of-use assets, G&A	76,280	—
Interest on lease liabilities - finance, COGS	719,824	14,377
Interest on lease liabilities - finance, G&A	320,069	—
Total lease expense	$15,502,244	$2,799,415